THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 16, 2004 PURSUANT TO A REQUEST FOR CONFIDEN TIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON AUGUST 17, 2005.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June  30, 2004

Check here if Amendment  X  ; Amendment Number:  1

This Amendment (Check only one.):       is a restatement.
                                    X   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             JD Capital Management LLC
Address:          Two Greenwich Plaza
                  2nd Floor
                  Greenwich, CT 06830

13F File Number:  28-10408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen Rogers
Title: Authorized Person
Phone: 203-485-8821

Signature, Place, and Date of Signing:

/s/Stephen Rogers                        Greenwich, CT       11-16-2004
-----------------------------------      -------------       -------------

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              6

Form 13F Information Table Value Total:              $ 114,647
                                                     (thousands)

List of Other Included Managers  NONE

                                                                                  FORM 13F INFORMATION TABLE
                                            COLUMN    COL                                       COLUMN
        COLUMN 1               COLUMN 2       3      UMN 4             COLUMN 5         COLUMN 6   7          COLUMN 8
                                                                                         INVEST
                                                                             SH/  PUT/    MENT   OTHER
                               TITLE OF              VALUE     SHRS OR        PR  CAL    DISCRE  MANAG
     NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT        N    L      TION    ERS    VOTING AUTHORITY
                                                                                                        SOLE       SHARED  NONE
Celgene Corporation         Convertible  151020AC8     49,414  36,500,000   Prn    -   Sole       -    36,500,000             -
E *Trade Financial Corp     Convertible  269246AB0      7,878   7,500,000   Prn    -   Sole       -     7,500,000             -
E *Trade Financial Corp     Convertible  269246AD6      5,290   5,000,000   Prn    -   Sole       -     5,000,000             -
AT&T Wireless Services      Stock        00209A106     20,311   1,418,400   Shr    -   Sole       -     1,418,400             -
TLC Vision Corporation      Stock        872549100      8,849     760,228   Shr    -   Sole       -       760,228             -
AT&T Wireless Services      Stock        00209A106     22,905   1,599,500   Shr    -   Shared     -               1,599,500   -




